JULIUS BAER INVESTMENT
                                      FUNDS


                                                                      PROSPECTUS
                                                                NOVEMBER 8, 2002





                       JULIUS BAER GLOBAL HIGH YIELD FUND








NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                    CONTENTS

                                                 THE FUND                   PAGE
WHAT EVERY INVESTOR                     JULIUS BAER INVESTMENT FUNDS
SHOULD KNOW ABOUT                         RISK/RETURN SUMMARY
THE FUND                                    Introduction                      3
                                              Goal                            4
                                              Strategies                      4
                                              Key Risks                       4
                                              Performance                     5
                                              Fees and Expenses               5


                                        INVESTMENT STRATEGIES AND RISKS       6

                                        THE FUND'S MANAGEMENT                 8

INFORMATION FOR                   YOUR INVESTMENT
MANAGING YOUR                           INVESTING IN THE FUND                 8
FUND ACCOUNT                              Opening an Account                  8
                                          Pricing of Fund Shares              9
                                          Purchasing Your Shares              9
                                          Selling Your Shares                12
                                          Distribution and Shareholder       14
                                          Servicing Plans-Class A Shares     14
                                        DISTRIBUTIONS AND TAXES              14
                                          Distributions                      14
                                          Tax Information                    14


WHERE TO FIND MORE                FOR MORE INFORMATION                       16
INFORMATION ABOUT JULIUS BAER           BACK COVER
INVESTMENT FUNDS

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                          JULIUS BAER INVESTMENT FUNDS

                               RISK/RETURN SUMMARY

INTRODUCTION

Julius Baer Investment Funds (the "Trust") currently offers three funds, one of which, the Julius Baer Global High Yield Fund (the "Fund") is described in this Prospectus. The Fund currently offers two separate classes of shares: Class A shares and Class I shares. Julius Baer Investment Management Inc. ("JBIMI" or the "Adviser") is the investment adviser to the Fund.

INVESTMENTS, RISKS, PERFORMANCE AND FEES

The following information is only a summary of important information that you should know about the Fund. More detailed information is included elsewhere in this Prospectus and in the Statement of Additional Information (SAI), which should be read in addition to this summary.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's share price will fluctuate and you may lose money on your investment.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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INVESTMENT GOAL

The Fund seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by normally investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio of below investment grade, fixed income securities (commonly known as "junk bonds") of issues located throughout the world. These investments may include securities issued by domestic corporations and by corporations, banks, governments and supra-national entities located outside the United States, including in emerging market countries. Normally, the Fund will invest at least 60% of its net assets in securities of U.S. issuers.

The Fund invests in securities of issuers that the Adviser believes exhibit stable to improving credit terms based on an approach to credit analysis that emphasizes industry characteristics and trends, company positioning, and management strategy.

The Fund may invest in a broad range of investment grade debt securities including fixed, variable and floating rate bonds, debentures, notes, and mortgage-backed and other asset-backed securities. These securities may be issued by corporations, banks, governments and supranational entities.

From time to time, the Fund may use derivatives for hedging purposes, to remain fully invested, to maintain liquidity or to increase total return. These types of instruments may expose the Fund to increased risks.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments. The main risks of investing in the Fund are listed below.

   o Below Investment Grade Securities Risk: A Fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Credit risk is particularly significant for debt securities that are rated below investment grade. These debt securities are predominately speculative with respect to the issuer's continuing ability to pay interest or principal. Lower grade securities have less liquidity and higher incidence of default than higher grade securities.

   o Foreign Investment Risk: The Fund's investments in foreign securities may lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investments in emerging markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability. These securities markets may be less developed. These countries are also more likely to experience high levels of inflation, devaluation or currency devaluations, which could hurt their economic and securities markets.

   o Income Risk: A Fund that invests in debt securities is subject to the risk that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

   o Interest Rate Risk: A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

   o Derivatives Risk: The primary risk with many derivative instruments is that their use may amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks. More information regarding other risks of derivative instruments is included below under Risks of Investing in the Fund.

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THE FUND'S PERFORMANCE

The Fund had not yet commenced operations as of the date of this Prospectus. Since the Fund does not have a full year of operations, performance results have not been provided

THE FUND'S FEES AND EXPENSES

The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       CLASS A SHARES    CLASS I SHARES
Redemption Fee(1)
(as a percentage of amount redeemed,
if applicable)                                       2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES -
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)   CLASS A SHARES    CLASS I SHARES
Management Fees                                      0.75%             0.75%
Distribution and/or Service (12b-1) Fees             0.25%             none
Other Expenses(2)                                    0.86%             0.86%
                                                     ----              ----
Total Annual Fund Operating Expenses                 1.86%             1.61%
Less Expense Reimbursement(3)                        0.61%             0.61%
                                                     ----              ----
Net Expenses                                         1.25%             1.00%

(1) If you purchase shares and then redeem those shares within 90 days, you will pay a redemption fee of 2.00% of the amount redeemed. The Fund may waive the redemption fee for certain tax-advantaged retirement plans. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time. For all redemptions, if you sell shares and request your money by wire transfer, the Fund reserves the right to impose a $12.00 fee. Your bank may also charge you a fee for receiving wires.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

(3) The Adviser has contractually agreed to reimburse certain expenses of the Fund through December 31, 2004, so that the net annual operating expenses of the Fund based on average net assets are limited to 1.25% and 1.00% of the Class A and Class I shares, respectively (the "Expense Limit"). This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limit. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the effect of the contractual Expense Limitation arrangement between the Adviser and the Fund is only taken into account for the 1 year period, as it will expire unless renewed by the Adviser and the Fund.

Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

                                  CLASS A SHARES  CLASS I SHARES
                                  --------------  --------------
                     1 Year            $ 62            $ 62
                     3 Years           $585            $508

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INVESTMENT STRATEGIES AND RISKS

THE FUND'S INVESTMENT GOAL

The Fund seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.

THE FUND'S INVESTMENT STRATEGIES

The Fund's principal investment strategies and risks are summarized above in the section entitled "Risk/Return Summary." A more complete description of the Fund's investments and strategies and their associated risks is provided below and in the SAI. The Fund may also invest in other securities and is subject to further restrictions and risks that are described in the SAI.

The Fund invests primarily in high yield, high risk bonds, which are those bonds rated at the time of purchase below the fourth credit grade (that is, below BBB by Standard & Poor's Corporation, below Baa by Moody's Investors Services, Inc., or below a comparable rating by another nationally recognized statistical rating organization) or unrated bonds determined by the Adviser to be of comparable quality. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. The Fund may invest in securities rated in the lowest ratings category or in default.

The Fund may buy fixed income obligations consisting of bonds, debentures and notes issued or guaranteed by U.S. corporations, the U.S. or foreign governments, their agencies, instrumentalities or political subdivisions, domestic and foreign banks, supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the World Bank) or the European Investment Bank. The Fund may purchase both sovereign debt that trades within the country in which it is issued and sovereign debt that is tradable outside of the country of issuance. The Fund may purchase debt obligations denominated in U.S. dollars or foreign currencies.

The Fund's investments may also include: preferred stocks, mortgage-backed and other asset-backed securities, debt instruments convertible into common stock, Brady Bonds, when issued and forward commitment securities, structured notes, indexed notes, inflation indexed securities.

The Fund may use derivative instruments, including futures, options, equity index futures and options, foreign currency futures, forward contracts and swaps. Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or a market index. Futures contracts and forward contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. Futures contracts differ from forward contracts in that they are traded through regulated exchanges and are "marked to market" daily. The Fund invests in securities denominated in the currencies of a variety of countries. In an effort to protect the Fund against a decline in the value of portfolio securities, in U.S. dollar terms, due to fluctuations in currency exchange rates, the Adviser may enter into currency hedges, which may decrease or offset losses from such fluctuations. Forward contracts are the predominate means of hedging currency exposure. Options differ from forward and futures in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. Derivatives involve special risks, which are discussed below under Risks of Investing in the Fund.

The Fund may depart from its investment strategies by taking temporary defensive
positions  in  response  to  adverse  market,   economic,   political  or  other
conditions. During these times, the Fund may not achieve its investment goal.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment goal, which may involve higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

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RISKS OF INVESTING IN THE FUND

CREDIT RISK. The Fund's investment in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

     BELOW-INVESTMENT GRADE SECURITIES. Below-investment grade securities are sometimes referred to as junk bonds and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund's investment in below-investment grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of below-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for below-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Below-investment grade securities can also be more difficult to sell for good value.

FOREIGN INVESTMENT RISK. The Fund's investment in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

          DEVELOPING COUNTRY RISK. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

          POLITICAL RISK. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under Communist systems that took control of private industry. This could occur again in this region or others in which the Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

INCOME RISK. The Fund's investment in debt securities is subject to the risk that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

INTEREST RATE RISK. The Fund is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

     MORTGAGE-BACKED SECURITIES. The Fund's investments in mortgage-backed securities is subject to the risk that payments from the pool of loans underlying a mortgage-backed security may not be enough to meet the monthly payments of the mortgage-backed security. If this occurs the mortgage-backed security will lose value.

     PREPAYMENT RISK. Prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-backed security and will affect the average life of the mortgage-backed security held by the Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Fund's yield. Mortgage-backed securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

DERIVATIVES RISK. Derivatives are used to limit risk in the Fund or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7)


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the  inability  to close out  certain  hedged  positions  to avoid  adverse  tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and presents even greater risk of loss when these instruments are leveraged.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. The Fund has the greatest exposure to liquidity risk due to its investments in foreign securities, derivatives, and securities with substantial market and credit risk.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's securities. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the Fund observes asset segregation requirements to cover its obligations under derivative instruments.

                              THE FUND'S MANAGEMENT

INVESTMENT ADVISER

JBIMI, located at 330 Madison Avenue, New York, NY 10017, manages the Fund. The Adviser is responsible for running all of the operations of the Fund, except for those that are subcontracted to the custodian, fund accounting agent, transfer agent, distributor and administrator. The Adviser is a registered investment adviser and a wholly owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at 330 Madison Avenue, New York, NY, 10017, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland (Julius Baer Holding Ltd., its subsidiaries and affiliates are referred to as the "Julius Baer Group"). As of December 31, 2001, JBIMI had assets under management of approximately $7.6 billion.

Under the advisory agreement, the Adviser is entitled to a fee of 0.75% of the average daily net assets of the Fund for providing investment advisory services. The Adviser has currently agreed to reimburse the Fund for expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed 1.25% and 1.00% of the average daily net assets of the Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to the Fees and Expenses table in the Risk/Return Summary section of this Prospectus for more information regarding the expense limitation.

PORTFOLIO MANAGEMENT

GREG HOPPER is the Portfolio Manager of the Fund and a First Vice President of JBIMI. Prior to joining the Julius Baer Group in June 2002, Mr. Hopper was a Senior Vice President and High Yield Bond Portfolio Manager at Zurich Scudder Investments (October 2000 - June 2002) and a High Yield Bond Portfolio Manager at Harris Investment Management (July 1999-October 2002) and at Bankers Trust (April 1993- June 1999).

                              INVESTING IN THE FUND

OPENING AN ACCOUNT

To invest in the Fund, you must first complete and sign an account application. A copy of the application is included with this Prospectus. You can also obtain an account application by calling 1-800-435-4659 or by writing to the Fund's transfer agent, Unified Fund Services, Inc. (Unified) at:

     Unified Fund Services, Inc.
     P.O. Box 6110
     Indianapolis, Indiana 46206-6110
     Attention: Julius Baer Investment Funds

Completed and signed account applications may be mailed to Unified at the above address.

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You can also invest in the Fund  through  your  broker.  If your broker does not have a relationship with Unified Financial Securities, Inc., the Fund's distributor (Distributor), you may be charged a transaction fee. If the broker does not have a selling group agreement, the broker would need to enter into one before making purchases for its clients.

o  INVESTOR ALERT: The Fund may choose to refuse any purchase order.

RETIREMENT PLANS. For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account (IRA), self-employed retirement plan (H.R.10), a Simplified Employee Pension IRA (SEP-IRA) or a profit sharing and money purchase plan, an investor should telephone Unified at 1-800-435-4659 or write to Unified at the address shown above.

o INVESTOR ALERT: You should consult your tax adviser about the establishment of retirement plans.

PRICING OF FUND SHARES

The Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange (NYSE) is open. The Fund calculates the NAV per share, generally using market prices, by dividing the total value of the Fund's net assets by the number of the shares outstanding. NAV is calculated separately for each Class. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received and accepted by the Distributor. The offering price is the NAV. The Fund may purchase securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined through methods approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value;

o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the mean of the current quoted bid and asked prices; and

o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security (such as changes in U.S. stock market prices or other financial indicators) occurs after the time the value was determined, the Board of Trustees or its delegate might adjust the fair market value. This may cause the value of the security on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV.

PURCHASING YOUR SHARES

You should read this Prospectus carefully and then determine how much you want to invest and which class of shares you should purchase. Check below to find the minimum investment amount required as well as learning about the various ways you can purchase your shares.

SHARE CLASSES

The Fund offers two classes of shares: Class A and Class I. The classes receive different services and pay different fees and expenses. Class A shares pay a Rule 12b-1 distribution fee. Class I shares do not pay this fee.

Class I shares are offered primarily for direct investment by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, trusts, banks, brokers, companies and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund.

INVESTMENT MINIMUMS
                                                CLASS A                CLASS I
                                         -----------------------     ----------
                                          INITIAL     ADDITIONAL      INITIAL
TYPE OF INVESTMENT                       INVESTMENT   INVESTMENT     INVESTMENT
------------------                       ----------   ----------     ----------

Regular account                            $2,500       $1,000       $2,000,000*
Individual Retirement Account (IRA)        $  100       $  100       $2,000,000*
Tax deferred retirement plan other
  than an IRA                              $  500       $  500       $2,000,000*

* $250,000 for registered investment advisers purchasing through omnibus accounts. There is no minimum subsequent investment for Class I shares. Certain accounts may be aggregated at management's discretion.

You may purchase Class I shares only if you meet one of the above-stated criteria under "Share Classes" and you meet the mandatory monetary minimums set forth in the table. If you do not qualify to purchase Class I shares and you request to purchase Class I shares, your request will be treated as a purchase request for Class A shares or declined.

The following investors may purchase Class I shares with no minimum initial investment requirement: Trustees and officers of the Trust, the Bank Julius Baer Employees 401(k) Savings Plan and the Bank Julius Baer Co., Ltd. Retirement Plan. The Trust and the Distributor at their discretion may waive the minimum initial investment requirements for other categories of investors.

You can invest in Fund shares in the following ways:

                   OPENING AN ACCOUNT               ADDING TO YOUR ACCOUNT

o THROUGH   o You can purchase shares          o You may add to an account
  A BROKER    through a broker that has a        established through any broker
              relationship with the              either by contacting your
              Distributor.                       broker or directly through
                                                 Unified by using

            o If you buy shares through a
              broker, the one of the methods
              described below. broker is
              responsible for forwarding your
              order to Unified in a timely
              manner. If you place an order
              with a broker by 4:00 p.m.
              (Eastern time) on a day when
              the NYSE is open for regular
              trading, and the order is
              received by Unified by the end
              of its business day, you will
              receive that day's price and be
              invested in the Fund on that
              day.

            o You may also be able to
              purchase shares through a
              broker that does not have a
              relationship with the
              Distributor. Orders from such a
              broker received by Unified by
              4:00 p.m. (Eastern time) on a
              day when the NYSE is open for
              regular trading will be
              effected that day. You may be
              charged a transaction fee by
              your broker.

o BY CHECK  o Please make your check (in       o Make your check (in U.S.
              U.S. dollars) payable to the       dollars) payable to the Julius
              Julius Baer Investment Funds or    Baer Investment Funds or the
              the Julius Baer Global High        Julius Baer Global High Yield
              Yield Fund. The Fund does not      Fund. The Fund does not accept
              accept third party checks.         third party checks.

            o Send your check with the         o Write your account number, Fund
              completed account application      name and name of the class in
              to:                                which you are investing on the
                                                 check.

              Unified Fund Services,           o Mail your check directly to the
              P.O. Box 6110                      Fund at the address shown at
              Indianapolis, Indiana 46206-6110   the left.
              Attention: Julius Baer
                         Investment Funds

            o Your application will be
              processed subject to your check
              clearing.

              OPENING AN ACCOUNT                     ADDING TO YOUR ACCOUNT

o BY WIRE   o First, telephone Unified at      o Refer to wire instructions for
              (800) 435-4659 to notify           opening an account.
              Unified that a bank wire is
              being sent and to receive an     o If Unified receives the federal
              account number. A bank wire        funds before the close of
              received by 4:00 p.m. (Eastern     regular trading of the NYSE on
              time) on a day when the NYSE is    a day the NYSE is open for
              open for regular trading will      regular trading, your purchase
              be effected that day.              of Fund shares will be effected
                                                 as of that day.

                o Transfer funds by wire to the
                  following address: Boston Safe
                  Deposit & Trust Company ABA
                  011001234 Global High Yield Fund
                  DDA No. 000003620

                o Specify in the wire: (1) the
                  name of the Fund, (2) the name
                  of the class, (3) the account
                  number which Unified assigned to
                  you, and (4) your name.

o BY            o You may exchange shares of the
  EXCHANGE        Fund for the appropriate class
                  of shares of any other fund of
                  the Trust at its respective NAV.

                o First, you should read the
                  prospectus for the fund into
                  which you wish to exchange. You
                  can obtain the prospectus for
                  the other funds of the Trust by
                  contacting your broker or
                  calling Unified at (800)
                  435-4659.

                o Next you should follow the
                  procedures under "By Check" or
                  "By Wire" in order to get an
                  account number for fund(s) which
                  you do not currently own shares
                  of, but into which you desire to
                  exchange shares.

                      OPENING AN ACCOUNT              ADDING TO YOUR ACCOUNT

o THROUGH       o You may invest in the Fund       o Please refer to directions
  RETIREMENT      through various Retirement         received through your
  PLANS           Plans. The Fund's shares are       employer's plan, Unified or
                  designed for use with certain      your financial adviser.
                  types of tax qualified
                  retirement plans including
                  defined benefit and defined
                  contribution plans. Class I
                  shares are not appropriate for
                  IRA accounts other than IRA
                  rollover accounts.

                o For further information about
                  any of the plans, agreements,
                  applications and annual fees,
                  contact Unified or your
                  financial adviser.

MORE INFORMATION ABOUT EXCHANGES

A redemption fee of 2.00% of the amount redeemed will apply to shares exchanged for shares of another fund of the Trust if the shares purchased are exchanged 90 days or less after they were purchased. The Fund, at management's discretion, may waive the redemption fee for certain tax-advantaged retirement plans. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time.

     o SPECIAL TAX CONSIDERATION: For federal income tax purposes, an exchange of shares between funds of the Trust is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

o AUTOMATIC INVESTMENT PLAN

You can pre-authorize monthly or quarterly investments of $100 or more in Class A shares of the Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate portion of an account application or separate forms to do this. Contact your broker or the Distributor for more information.

o PROCESSING ORGANIZATIONS

You may purchase shares of the Fund through a "Processing Organization," (for example, a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Fund has authorized certain Processing Organizations to accept purchase and sale orders on its behalf. Before investing in the Fund through a Processing Organization, you should read any materials provided by the Processing Organization in conjunction with this Prospectus.

When you purchase shares in this way, the Processing Organization may:

     o  charge a fee for its services;

     o  act as the shareholder of record of the shares;

     o  set different minimum initial and additional investment requirements;

     o  impose other charges and restrictions; and

     o designate intermediaries to accept purchase and sale orders on the Fund's behalf.

The Fund considers a purchase or sales order as received when an authorized Processing Organization, or its authorized designee, accepts the order in accordance with the Processing Organization's procedures. These orders will be priced based on the Fund's NAV determined after such order is accepted.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Fund. Certain Processing Organizations may receive compensation from the Fund, the Adviser or their affiliates.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is accepted before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

o  REDEMPTION FEE

A redemption fee of 2.00% of the value of the shares sold will be imposed on Class A shares and Class I shares redeemed 90 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the Fund. The Fund may waive the redemption fee for certain tax-advantaged retirement plans. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time.

The Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is 90 days or less, the redemption fee will be assessed.

If your shares were purchased through a Processing Organization or an omnibus account, your Processing Organization or registered investment adviser is required to monitor the holding period applicable to your shares and to assess any applicable redemption fee.

o  WIRE TRANSFER FEE

If you sell your shares and request your money by wire transfer, the Fund reserves the right to impose a $12.00 fee.

o  BY TELEPHONE  o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the Account Application form. To sell your Fund shares by telephone call (800) 435-4659 between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading. You will be asked to:

                 o specify the name of the Fund and class of shares from which the sale is to be made;

                 o indicate the number of shares or dollar amount to be sold;

                 o include your name as it exists on the Fund's records; and

                 o indicate your account number.

o BY MAIL        o To sell your Fund shares by mail you must write to Unified at:

                      Unified Fund Services, Inc.
                      P.O. Box 6110
                      Indianapolis, Indiana 46206-6110
                      Attention: Julius Baer Investment Funds

                 o specify the name of the Fund and class of shares from which the sale is to be made;

                 o indicate the number of shares or dollar amount to be sold;

                 o include your name as it exists on the Fund's records;

                 o indicate your account number; and

                 o sign the redemption request exactly as the shares are
                   registered.

>> INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner.

SIGNATURE GUARANTEES: Some circumstances (e.g., changing the bank account designated to receive sale proceeds) require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

TELEPHONE SALES: If we receive your share sale request before 4:00 p.m. (Eastern time), on a day when the NYSE is open for regular trading, the sale of your shares will be processed that day. Otherwise it will occur on the next business day that the NYSE is open for regular trading.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to Unified.

In order to protect your investment assets, Unified intends to only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and the Trust will not be liable for losses in those cases. The Trust has certain procedures to confirm that telephone instructions are genuine. If the Trust does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions.

o LOW ACCOUNT BALANCES: The Fund may redeem your Class A shares if your account balance falls below $1,000 as a result of redemptions you have made, but not as a result of a reduction in value from changes in the value of the shares. The Fund may exchange your Class I shares for Class A shares of the Fund if your account balance falls below the applicable minimum investment amount for Class I shares as a result of redemptions you have made. The Fund will let you know if your shares are about to be sold or exchanged and you will have 60 days to increase your account balance to more than the minimum to avoid the sale or exchange of your Fund shares.

>> SPECIAL CONSIDERATION: Involuntary redemptions may result in sale of your Fund shares at a loss or may result in taxable investment gains.

o RECEIVING SALE PROCEEDS: Unified will forward the proceeds of your sale to you within seven days.

FUND SHARES PURCHASED BY CHECK: If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 10 days. If you need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

      >> It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances.

REDEMPTIONS IN-KIND: The Fund reserves the right to redeem your shares by giving you securities from the Fund's portfolios under certain circumstances, generally in connection with very large redemptions.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS--CLASS A SHARES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the 1940 Act for its Class A shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to holders of Class A shares.

Under the plan, the Fund pays an annual fee of up to 0.25% of the average daily net assets of the Fund that are attributable to Class A shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. Income dividends are declared and paid monthly. Distributions of any capital gains earned by the Fund will be made at least annually.

When you open an account, you may specify on your application how you want to receive your distributions. If you later want to change your selection, you may either submit a written request to or call Unified Fund Services at the address or telephone number shown on the back cover of this prospectus. If you do not indicate a choice on your application, we will automatically reinvest your dividends and distributions.


The Fund offers four investment options:

      o Reinvest dividends and capital gain distributions in additional shares of the Fund.

      o  Pay  dividends  in  cash,   reinvest  capital  gain   distributions  in
         additional shares of the Fund.

      o  Pay  capital  gain   distributions  in  cash,   reinvest  dividends  in
         additional shares of the Fund.

      o  Pay dividends and capital gain distributions in cash.

TAX INFORMATION

DISTRIBUTIONS: The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you choose to reinvest such dividends in additional shares of the Fund or to receive cash.

Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

ORDINARY INCOME: Income and short-term capital gains distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS: Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

>> TAX ON SALE OF SHARES: Selling your shares may cause you to incur a taxable gain or loss.

STATEMENTS AND NOTICES: You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Fund and certain distributions paid by the Fund during the prior tax year.

SPECIAL TAX CONSIDERATION: You should consult with your tax adviser to address your own tax situation.

FINANCIAL HIGHLIGHTS

Because the Fund is newly organized, it has no financial highlights to report. For investors who want more information about the Fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

You can get free copies of the SAI, request other information about the Fund, and receive answers to your questions about the Fund by contacting Unified at:

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204-1897
(800) 435-4659

The Securities and Exchange Commission (SEC) maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information about the Fund. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.


You may also obtain copies of the Prospectus, SAI and find more information about the Fund on the Internet at: www.us-funds.juliusbaer.com.


Investment Company Act file no. 811-6652

Julius Baer Investment Funds
Account Application                                         Please Print or Type

1.   ACCOUNT REGISTRATION

     Name(s) in which account is to be registered:

     Individual_________________________________________________________________

     Social Security Number_____________________________________________________

     Joint Owner________________________________________________________________
                        (If Joint Tenancy, use Social Security Number
                                of first Joint Tenant shown.)

     OR  Uniform Transfer to Minor:_____________________________________________
                                        Custodian Name (one custodian only)

Under the _______________________ Uniform Transfer to Minors Act or similar act.
                  State

Custodian for __________________________________________________________________
                              Minor's Name (one minor only)

Minor's Social Security Number _________________________________________________

OR __ Trust __ Corporation __ Other ____________________________________________
                                                (please specify)

     Trust/Corporate Name ______________________________________________________

     Trust Date_______________  Taxpayer Identification Number__________________

     Additional forms, such as a Corporate Resolution, may be required. Call 1-800-435-4659 for information.

2.   MAILING ADDRESS

     Address for reports and statements:

       Street Address                                                Apt.

       City                             State        Zip Code

       Telephone Number_________________________________________________________

       Non Resident Alien:   __No     __Yes ____________________________________

3.   FUND SELECTION AND INITIAL INVESTMENT

     With as little as $2,500, you can invest in the Julius Baer Investment Funds. Please be sure to read the current Prospectus carefully before investing or sending money. You may request an additional Prospectus by calling 1-800-435-4659. Allocate my investment as follows: Investment Amount

     Julius Baer Global High Yield Fund
       Class A shares ($2,500 minimum) $ _______________________________


     Julius Baer Global High Yield Fund
       Class I shares ($2,000,000 minimum*) $___________________________


     Total Amount Invested:  $____________________________________

     * $250,000 for registered investment advisers purchasing through omnibus accounts.

     __ By check (Payable to the Julius Baer Investment Funds or the Julius Baer Global High Yield Fund in which you are investing.)

     __   By wire (Call 1-800-435-4659 for wire instructions.)
          _____________________ (Account number assigned by bank from which assets were wired.)

4.   DIVIDENDS AND CAPITAL GAINS

     (Check one - If none checked "A" will be assigned.)

     __A. Reinvest dividends and capital gains in additional Fund shares.

     __B. Pay dividends in cash, reinvest capital gains in additional Fund shares.

       C. Pay capital gains in cash, reinvest dividends in additional Fund shares.

     __D. Pay dividends and capital gains in cash.

5.   TELEPHONE EXCHANGES AND REDEMPTIONS

     Unless indicated below, I hereby authorize Unified Fund Services, Inc. (Unified), Julius Baer Investment Funds' Transfer Agent, to accept and act upon telephone instructions regarding exchange and redemption transactions for my account(s).

     __ I DO NOT want shares in my account(s) to be exchanged or redeemed by telephone.

     For more information, please refer to the current Prospectus.

6.   WIRE REDEMPTION PRIVILEGE (OPTIONAL)

__Wire redemptions permit proceeds of redemption requests initiated by telephone or letter to be transmitted via Fed Wire to Fed member banks.

Account of _____________________________________________________________________
                                 Name(s) on account

Name of person(s) able to act on behalf of account _____________________________
                                                       (i.e., corporation,
                                                          spouse, etc.)

     Bank Name _________________________________________________________________

     Bank Address _______________________________________________________ Street

                  City                             State        Zip Code

     Bank Account Number _______________________________________________________
                                   (specify Checking or Savings)

     ABA Routing Number ________________________________________________________

7.   AUTOMATIC INVESTMENT PLAN

     __ Please send me the necessary authorization form for the Automatic Investment Plan, where my money can automatically be invested in my account on a regular basis.

8.   AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES

     AUTHORIZATION

     By signing this Application, I(we) certify that I(we) have full right, power, authority, and legal capacity to purchase shares of the

     Fund and affirm that I(we) have received a current Prospectus and agree to be bound by its terms and understand the investment objectives and policies stated therein and that all representations contained in this Application and any representations accompanying this Application pursuant to regulatory authority of any State are true.

     I(We) agree not to hold Unified or Julius Baer Investment Funds responsible for acting under the powers I(we) have given them. I(We) also agree that all account registration information I(we) have given Unified will remain the same unless I(we) tell Unified otherwise in writing that includes a signature guarantee. I(We) also agree that this Application applies to any Julius Baer Investment Funds into which I(we) may exchange.

     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC.

     TAXPAYER IDENTIFICATION

     I(We) certify under penalties of perjury that:

     (1) the social security number or taxpayer  identification  number shown in
     Part 1 is correct and may be used for any custodial or trust account opened for me(us) by Julius Baer Investment Funds, and

     (2) I(We) am(are) not subject to backup withholding because the Internal Revenue Service (IRS) (a) has not notified me(us) that I(we) am(are), as a result of failure to report all interest or dividends, or (b) has notified me(us) that I(we) am(are) no longer subject to backup withholding. The certifications in this paragraph are required from all non-exempt persons under the Federal income tax law.

     __ Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

     AUTHORIZATION:

     Signature of Owner           Date       Title (if signing for corporation,
                                                     trusts, etc.)

     Signature of Joint Owner     Date       Title (Secretary, Co-Trustee, etc.)

9. FOR DEALER USE ONLY

     We hereby authorize Unified to act as our agent in connection with transactions authorized by this Application.

     Dealer's Name _____________________________________________________________

     Main Office Address - Street ______________________________________________

       City________________________   State__________ Zip Code _________________

     Representative's Name _____________________________________________________

     Branch # __________________________________________________________________

     Rep # _____________________________________________________________________

     Branch Address - Street ___________________________________________________

       City________________________   State__________ Zip Code _________________

     Telephone Number __________________________________________________________

     Authorized Signature of Dealer ____________________________________________

Title __________________________________________________________________________

                         Mail Completed Application to:
    Julius Baer Investment Funds, P.O. Box 6110, Indianapolis, IN 46206-6110